Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:		Corning GAAP Net Income ($mm)	Corning Core Net Sales ($mm)
					Corning Total Shareholder Return	S&P 500 Communications Equipment Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$16,169,469	$8,786,398	$4,271,097	$2,657,079	$119.50	$123.73	$1,316	$14,805
2021	20,766,032	27,146,225	6,421,907	7,930,517	135.13	154.17	1,906	14,120
2020	18,951,753	26,306,100	5,573,311	7,431,466	127.57	101.28	512	11,452

Company Selected Measure Name	Core Net Sales
Named Executive Officers, Footnote [Text Block]

Our CEO, Wendell P. Weeks, served as our Principal Executive Officer in 2022, 2021 and 2020. Our other NEOs (“Non-CEO NEOs”) included:
a.	For 2022, R. Tony Tripeny (who served for four months in 2022), Edward A. Schlesinger, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.
b.	For 2021, R. Tony Tripeny, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.
c.	For 2020, R. Tony Tripeny, Lawrence D. McRae, James P. Clappin and Eric S. Musser

Peer Group Issuers, Footnote [Text Block]	For each year, total shareholder return is shown for the Company and the constituent companies of the S&P 500 Communications Equipment Industry index (the “Comparison Group”). This is the same peer group used by Corning for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Corning’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2022, 2021 and 2020 and consists of the following companies: Arista Networks, Cisco Systems, F5, Juniper Networks and Motorola Solutions, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 16,169,469	$ 20,766,032	$ 18,951,753
PEO Actually Paid Compensation Amount	$ 8,786,398	27,146,225	26,306,100
Adjustment To PEO Compensation, Footnote [Text Block]

For each year, the amounts included in columns (c) and (e) for the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs reflect the following adjustments to the amounts in column (b) and column (d), respectively:

Reconciliation of Summary Compensation Table Totals and Compensation Actually Paid	2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total for CEO (column (b))	$16,169,469	$4,271,097	$20,766,032	$6,421,907	$18,951,753	$5,573,311
- Deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for applicable Fiscal Year (FY)	0	0	0	255,097	1,330,636	496,479
+ Increase for service cost or prior service cost for pension plans	(13,662)	174,240	(12,790)	126,053	10,547	(7,061)
- Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for applicable FY	10,661,224	2,522,299	8,023,645	2,143,648	8,417,516	2,341,980
- Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table for applicable FY	0	0	0	0	151,467	60,748

Reconciliation of Summary Compensation Table Totals and Compensation Actually Paid	2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
+ Increase based on ASC 718 Fair Value of Awards Granted during applicable FY that remain unvested as of applicable fiscal year end (FYE), determined as of applicable FYE(a)	6,089,648	1,328,135	10,703,253	2,837,131	15,516,697	4,319,061
+ Increase based on ASC 718 Fair Value of Awards Granted during applicable FY that vested during applicable FY, determined as of vesting date(b)	0	45,669	0	0	0	0
[+/-] Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FYE, determined based on change in ASC 718 Fair Value from prior FYE to applicable FYE(c)	(3,397,936)	(704,770)	743,867	195,479	2,449,382	612,343
[+/-] Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 Fair Value from prior FYE to vesting date(d)	(329,894)	(122,173)	2,236,925	556,688	(1,218,655)	(304,665)
- Deduction of ASC 718 Fair Value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FYE(e)	0	18,243	0	0	0	0
+ Increase based on dividends or other earnings paid during applicable FY prior to the vesting date	929,966	205,423	732,584	192,005	517,089	137,683
+ Increase based on incremental fair value of options/SARs modified during applicable FY	0	0	0	0	0	0
Compensation Actually Paid to CEO	8,786,398	2,657,079	27,146,225	7,930,517	26,306,100	7,431,466

Non-PEO NEO Average Total Compensation Amount	$ 4,271,097	6,421,907	5,573,311
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,657,079	7,930,517	7,431,466
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Indexed TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Core Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Corning Indexed TSR vs. S&P 500 Communications Equipment TSR
Tabular List [Table Text Block]

The following table identifies the six most important financial performance measures used by the Committee to link the compensation actually paid to our CEO and other NEOs in 2022 to company performance. The role of each of these performance measures in our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Core Net Sales
Core Earnings Per Share
Adjusted Free Cash Flow
Return on Invested Capital (ROIC)
Core Gross Margin
Core NPAT

Total Shareholder Return Amount	$ 119.50	135.13	127.57
Peer Group Total Shareholder Return Amount	123.73	154.17	101.28
Net Income (Loss)	$ 1,316,000,000	$ 1,906,000,000	$ 512,000,000
Company Selected Measure Amount	14,805,000,000	14,120,000,000	11,452,000,000
PEO Name	Wendell P. Weeks
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation and Talent Management Committee (the Committee) did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 58. The following table sets forth the required compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core Gross Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Core NPAT
PEO [Member] | Deduction For Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 1,330,636
PEO [Member] | Increase For Service Cost Or Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,662)	(12,790)	10,547
PEO [Member] | Deduction For Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,661,224	8,023,645	8,417,516
PEO [Member] | Deduction For Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	151,467
PEO [Member] | Increase Fair Value Of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,089,648	10,703,253	15,516,697
PEO [Member] | Increase Fair Value Of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Or Deduction For Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,397,936)	743,867	2,449,382
PEO [Member] | Increase Or Deduction For Awards Granted During Prior Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(329,894)	2,236,925	(1,218,655)
PEO [Member] | Deduction Of Fair Value Of Awards Granted During Prior Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase On Dividends Or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	929,966	732,584	517,089
PEO [Member] | Increase On Incremental Fair Value Of Options Or SARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction For Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	255,097	496,479
Non-PEO NEO [Member] | Increase For Service Cost Or Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	174,240	126,053	(7,061)
Non-PEO NEO [Member] | Deduction For Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,522,299	2,143,648	2,341,980
Non-PEO NEO [Member] | Deduction For Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	60,748
Non-PEO NEO [Member] | Increase Fair Value Of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,328,135	2,837,131	4,319,061
Non-PEO NEO [Member] | Increase Fair Value Of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,669	0	0
Non-PEO NEO [Member] | Increase Or Deduction For Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(704,770)	195,479	612,343
Non-PEO NEO [Member] | Increase Or Deduction For Awards Granted During Prior Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,173)	556,688	(304,665)
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted During Prior Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,243	0	0
Non-PEO NEO [Member] | Increase On Dividends Or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,423	192,005	137,683
Non-PEO NEO [Member] | Increase On Incremental Fair Value Of Options Or SARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0